Statutory reserves and restricted net assets - Condensed statements of comprehensive loss of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statutory reserves and restricted net assets
Sales and marketing expenses	¥ (3,715,278)	$ (569,391)	¥ (3,105,899)	¥ (2,489,692)
General and administrative expenses	(7,588,809)	(1,163,037)	(8,376,531)	(4,927,367)
Research and development expenses	(2,477,911)	(379,756)	(1,571,154)	(670,922)
Interest income, net	163,600	25,073	230,339	121,374
Share of loss of subsidiaries and VIEs	(10,924)	(1,674)	11,382	1,762
Fair value changes through earnings on investments, net	(360,124)	(55,191)	109,193	39,176
Foreign currency exchange loss	(3,506)	(537)	54,052	(224)
Other income, net	(1,055,654)	(161,786)	(431,300)	(634,756)
Income (loss) before income tax benefit (expense)	4,387,119	672,355	(1,275,764)	(499,065)
Income tax expenses	1,608,796	246,558	904,363	(71,384)
Net loss	(2,777,592)	(425,685)	2,183,546	467,824
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	(269,000)	(1,866,528)	(1,237,109)
Income allocation to participating preferred shares	301,898	46,268	0	0
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	720,466	110,417	(4,050,074)	(2,386,005)
Net income (loss)	(2,777,592)	(425,685)	2,183,546	467,824
Other comprehensive income (loss)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)	(269,000)	(1,866,528)	(1,237,109)
Income allocation to participating preferred shares	301,898	46,268	0	0
Total comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	(1,176,929)	$ (180,372)	(3,986,632)	¥ (2,385,812)
Parent
Statutory reserves and restricted net assets
Sales and marketing expenses	(96,023)		(500,040)
General and administrative expenses	(28,640)		(18,981)
Research and development expenses	(79,023)		(65,927)
Interest income, net	40,611		36,063
Share of loss of subsidiaries and VIEs	2,062,889		(1,588,194)
Fair value changes through earnings on investments, net	144,361
Foreign currency exchange loss	(33,395)		(46,467)
Other income, net	(766,812)
Income (loss) before income tax benefit (expense)	2,777,592		(2,183,546)
Income tax expenses	0		0
Net loss	(2,777,592)		2,183,546
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)		(1,866,528)
Income allocation to participating preferred shares	(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	720,466		(4,050,074)
Net income (loss)	(2,777,592)		2,183,546
Other comprehensive income (loss)
Currency translation adjustments	(1,897,395)		63,442
Total comprehensive income (loss)	880,197		(2,120,104)
Accretion on convertible redeemable preferred shares to redemption value	(1,755,228)		(1,866,528)
Income allocation to participating preferred shares	(301,898)
Total comprehensive loss attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,176,929)		¥ (3,986,632)